UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA 92121

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:   4/30/13

Item 1.  Schedule of Investments.

Dunham Alternative Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2013
Shares		Security	Value
		EXCHANGE TRATED FUNDS - 78.2%

		COMMODITY - 4.9%
1,200		CurrencyShares Euro Trust	$ 156,636
6,200		PowerShares DB Oil Fund	159,960
14,700		PowerShares DB US Dollar Index Bullish Fund	326,340
4,300		United States Short Oil Fund LP	161,680
			804,616
		DEBT FUNDS - 10.9%
4,500		iShares Barclays 7-10 Year Treasury Bond Fund	489,735
4,100		iShares Barclays 20+ Year Treasury Bond Fund	504,341
3,900		iShares Barclays TIPS Bond Fund	476,385
7,800		SPDR Barclays High Yield Bond ETF	325,650
			1,796,111
		EQUITY FUNDS - 24.4%
9,000		Consumer Discretionary Select Sector SPDR Fund	491,490
11,700		Consumer Staples Select Sector SPDR Fund	478,998
2,100		Energy Select Sector SPDR Fund	164,367
26,000		Financial Select Sector SPDR Fund	486,200
10,100		Health Care Select Sector SPDR Fund	478,033
3,900		Industrial Select Sector SPDR Fund	161,655
3,800		Market Vectors Oil Service ETF	162,526
8,800		Market Vectors Semiconductor ETF	326,040
4,100		Materials Select Sector SPDR Fund	162,155
6,700		Powershares QQQ Trust Series 1	473,891
5,200		SPDR S&P Regional Banking ETF	161,460
11,700		Utilities Select Sector SPDR Fund	484,731
			4,031,546
		INTERNATIONAL - 7.0%
7,900		iShares MSCI EAFE Index Fund	489,326
6,580		Direxion Daily Emerging Markets Bear 3X Shares *	305,114
42,800		iShares MSCI Japan Index Fund	500,760
7,100		ProShares UltraShort Europe *	158,827
			1,454,027

		LARGE CAP GROWTH - 16.0%
38,800		Direxion Daily S&P 500 Bear 3X Shares *	445,424
23,600		iShares Russell 1000 Growth Index Fund	1,719,968
3,000		SPDR S&P 500 ETF Trust	479,040
			2,644,432
		MID CAP GROWTH - 1.9%
1,500		SPDR S&P MidCap 400 ETF Trust	316,455

		REAL ESTATE - 4.9%
6,600		iShares Dow Jones US Real Estate Index Fund	484,836
10,500		SPDR S&P Homebuilders ETF	318,045
			802,881

Dunham Alternative Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2013
Shares		Security	Value
		SMALL CAP GROWTH - 6.4%
24,800		Direxion Daily Small Cap Bear 3X Shares *	$ 901,480
1,700		iShares Russell 2000 Index Fund	160,038
			1,061,518

		TOTAL EXCHANGE TRADED FUNDS (Cost - $12,910,534)	12,911,586

		SHORT-TERM INVESTMENT -
		MONEY MARKET FUND - 7.8%
1,289,278		Federated Treasury Obligations Fund 0.01% +
		(Cost - $1,289,278)	1,289,278

		TOTAL INVESTMENTS - 86.0% (Cost - $14,199,812) **	$ 14,200,864
		OTHER ASSETS LESS LIABILITIES - 14.0%	2,314,651
		NET ASSETS - 100.0%	$ 16,515,515

	+	Effective 7 day yield as of April 30, 2013.
	*	Non income producing security
	**

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,199,812 and differs from market value by net unrealized appreciation (depriciation) of securities as follows:

		Unrealized Appreciation:	$ 159,750
		Unrealized Depreciation:	(158,698)
		Net Unrealized Appreciation:	$ 1,052

Dunham Alternative Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – In determining the Fund’s Net Asset Value (“NAV”) per share, . Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,911,586	$ -	$ -	$ 12,911,586
Short-Term Investment	1,289,278	-	-	1,289,278
Total	$ 14,200,864	$ -	$ -	$ 14,200,864
* See the Fund’s Schedule of Investment for industry classification.
The Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

6/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

6/28/2013

By (Signature and Title)

s/Denise Iverson

       Denise Iverson, Treasurer

Date

6/28/2013